Income Taxes	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Income Taxes [Abstract]
Income Taxes	5. Income Taxes As of November 30, 2012 the Company had a net operating loss carry-forward of approximately $87,000 which may be used to offset future taxable income and expires in 2031.

5. Income Taxes

The provision for income taxes for the year ended May 31, 2012 and the period from November 3, 2010 (inception) through May 31, 2011 consisted of the following:

	2012	2011
Current
Federal	$-	$-
State	-	-
Deferred
Federal	12,446	6,253
State	-	-
Change in valuation allowance	(12,446)	(6,253)
	$-	$-

The Company’s income tax rate computed at the statutory federal rate of 34% differs from its effective tax rate primarily due to permanent items, state taxes and the change in the deferred tax asset valuation allowance.

		November 3, 2010
		(Inception) Through
	May 31, 2012	May 31, 2011
Income tax at statutory rate	34.00%	34.00%
Change in valuation allowance	(34.00)	(34.00)
Total	0.00%	0.00%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, Management evaluates whether it is more likely than not that some portion or all of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on Management’s evaluation, the net deferred tax asset was offset by a full valuation allowance. The Company’s deferred tax asset valuation allowance will be reversed if and when the Company generates sufficient taxable income in the future to utilize the tax benefits of the related deferred tax assets.

The tax effects of temporary differences that give rise to the Company’s deferred tax asset as of May 31, 2012 are as follows:

	2012	2011
Net operating loss	$18,699	$6,253
Gross deferred tax assets:	18,699	6,253
Less: valuation allowance	(18,699)	(6,253)
Net deferred tax asset	$-	$-

As of May 31, 2012 the Company had a net operating loss carry-forward of approximately $55,000 which may be used to offset future taxable income and expires in 2031.